FEDERATED HERMES HIGH INCOME BOND FUND, INC.

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

May 26, 2021

EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549

RE:	FEDERATED HERMES HIGH INCOME BOND FUND, INC. (the “Registrant” or the “Fund”)
Class A Shares Class B Shares Class C Shares Institutional Shares Class R6 Shares

1933 Act File No. 2-60103
1940 Act File No. 811-2782

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, the above-named Registrant hereby certifies that the definitive forms of Prospectus and Statement of Additional Information dated May 31, 2021, that would have otherwise been filed under Rule 497(c), do not differ from the forms of Prospectus and Statement of Additional Information contained in the Registration Statement for the Fund which was electronically filed pursuant to Rule 485(b) as Post-Effective Amendment No. 83 on May 25, 2021.

If you have any questions on the enclosed material, please contact me at (412) 288-1474.

Very truly yours,

/s/ George F. Magera
George F. Magera
Assistant Secretary